Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Newcrest Mining Ltd.	212,486	$4,216,439
Woolworths Group Ltd.	660,522	17,998,379

		22,214,818

Belgium — 0.4%
Etablissements Franz Colruyt NV	115,021	6,882,155
Proximus SADP	315,950	6,617,716
UCB SA	82,931	8,884,532

		22,384,403

Canada — 4.8%
Agnico Eagle Mines Ltd.	503,355	33,058,526
Barrick Gold Corp.	2,334,945	53,711,483
BCE Inc.	319,975	13,901,221
CGI Inc.(a)	207,824	15,381,125
Empire Co. Ltd., Class A, NVS	124,416	3,412,103
Franco-Nevada Corp.	397,188	52,983,941
Intact Financial Corp.	292,925	32,841,325
Kirkland Lake Gold Ltd.	86,839	3,565,633
Loblaw Companies Ltd.	177,984	8,817,481
Metro Inc.	135,459	6,236,194
Rogers Communications Inc., Class B, NVS	135,811	6,420,080
Shaw Communications Inc., Class B, NVS	275,171	4,794,630
TELUS Corp.	882,171	17,052,538
Thomson Reuters Corp.	171,863	13,651,962
Waste Connections Inc.	138,938	14,446,773

		280,275,015

Chile — 0.1%
Banco de Chile	92,474,133	8,095,691

China — 4.5%
Agricultural Bank of China Ltd., Class A	9,318,999	4,659,535
Agricultural Bank of China Ltd., Class H	7,865,000	2,982,664
Alibaba Group Holding Ltd., ADR(a)	24,169	6,365,148
Alibaba Pictures Group Ltd.(a)	25,170,000	3,376,562
Anhui Conch Cement Co. Ltd., Class A	497,500	4,271,879
Bank of Communications Co. Ltd., Class A	4,910,400	3,514,918
Bank of Communications Co. Ltd., Class H	6,668,000	3,689,870
BeiGene Ltd., ADR(a)(b)	42,474	10,860,177
China Conch Venture Holdings Ltd.	2,201,000	10,447,830
China Construction Bank Corp., Class H	13,351,000	10,470,697
China Huishan Dairy Holdings Co. Ltd.(a)(c)	2,093,055	3
China Minsheng Banking Corp. Ltd., Class A	3,663,899	2,951,187
China Mobile Ltd.	3,528,000	21,115,666
China Telecom Corp. Ltd., Class H	27,488,000	8,296,926
China Tourism Group Duty Free Corp. Ltd., Class A	243,400	7,146,693
China Tower Corp. Ltd., Class H(d)	43,158,000	6,791,714
China Unicom Hong Kong Ltd.	4,624,000	2,779,470
China Yangtze Power Co. Ltd., Class A	2,324,500	7,104,263
CITIC Securities Co. Ltd., Class A	654,900	3,015,748
Gree Electric Appliances Inc. of Zhuhai, Class A	288,700	2,923,878
Guangdong Investment Ltd.	4,155,147	6,903,359
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	610,000	4,233,877
Hansoh Pharmaceutical Group Co. Ltd.(a)(d)	2,474,000	11,887,327
Industrial & Commercial Bank of China Ltd., Class A	6,778,451	5,480,491
Industrial & Commercial Bank of China Ltd., Class H	14,021,000	8,898,203
Jiangsu Expressway Co. Ltd., Class H	2,548,000	2,865,986
Jiangsu Hengrui Medicine Co. Ltd., Class A	662,100	8,652,646
Lenovo Group Ltd.	4,750,000	3,388,262
Postal Savings Bank of China Co. Ltd., Class H(d)	20,701,000	11,695,631

Security	Shares	Value

China (continued)
SF Holding Co. Ltd., Class A	475,000	$5,775,120
Shenzhen International Holdings Ltd.	2,122,000	3,487,169
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	127,200	6,521,466
Tencent Holdings Ltd.	221,000	16,049,403
WuXi AppTec Co. Ltd., Class A	181,900	2,856,515
Xiaomi Corp., Class B(a)(d)	8,143,600	27,836,878
ZTO Express Cayman Inc., ADR	480,127	13,558,787

		262,855,948

Denmark — 1.5%
Coloplast A/S, Class B	247,532	37,059,190
Novo Nordisk A/S, Class B	604,399	40,765,972
Tryg A/S	252,890	7,351,997

		85,177,159

Finland — 0.3%
Elisa OYJ	296,097	15,938,598

France — 0.8%
Hermes International	26,958	26,358,816
Orange SA	1,774,646	22,480,775

		48,839,591

Germany — 1.1%
Deutsche Telekom AG, Registered	3,158,735	57,111,680
Telefonica Deutschland Holding AG	2,152,413	5,957,891

		63,069,571

Hong Kong — 2.7%
CLP Holdings Ltd.	1,889,254	17,741,076
Hang Seng Bank Ltd.	1,594,500	27,786,772
HK Electric Investments & HK Electric Investments Ltd.	5,527,000	5,560,864
HKT Trust & HKT Ltd.	7,879,000	10,305,458
Hong Kong & China Gas Co. Ltd.(b)	13,890,886	21,394,025
Jardine Matheson Holdings Ltd.	455,600	24,178,692
Jardine Strategic Holdings Ltd.	185,000	4,419,650
Link REIT	1,716,300	15,054,292
MTR Corp. Ltd.	3,216,000	17,443,766
PCCW Ltd.	8,905,000	5,410,197
Power Assets Holdings Ltd.	1,287,500	6,775,879

		156,070,671

India — 2.7%
Asian Paints Ltd.	356,528	10,665,089
Avenue Supermarts Ltd.(a)(d)	154,631	4,779,898
Bajaj Auto Ltd.	80,535	3,451,185
Bharat Petroleum Corp. Ltd.	819,909	4,129,646
Coal India Ltd.	2,569,929	4,356,885
Dabur India Ltd.	1,012,988	6,836,579
Dr. Reddy’s Laboratories Ltd.	77,715	5,067,524
Eicher Motors Ltd.	228,229	7,811,368
HCL Technologies Ltd.	1,132,679	12,573,894
Hero MotoCorp Ltd.	97,378	4,087,887
Hindustan Petroleum Corp. Ltd.	1,429,777	4,041,844
Hindustan Unilever Ltd.	198,682	5,736,475
Housing Development Finance Corp. Ltd.	191,313	5,828,677
Indian Oil Corp. Ltd.	3,846,170	4,393,768
Infosys Ltd.	645,391	9,586,363
ITC Ltd.	1,183,523	3,094,799
Larsen & Toubro Ltd.	253,766	3,846,089
Maruti Suzuki India Ltd.	85,893	8,160,364
MRF Ltd.	2,854	2,995,913
Petronet LNG Ltd.	1,441,781	4,891,518

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Pidilite Industries Ltd.	316,566	$6,593,892
Sun Pharmaceutical Industries Ltd.	515,590	3,562,179
Tata Consultancy Services Ltd.	301,415	10,906,395
Tech Mahindra Ltd.	463,816	5,491,732
Wipro Ltd.	523,855	2,479,348
Wipro Ltd., ADR	1,367,566	7,042,965
Yes Bank Ltd.(a)	14,502,229	2,878,660

		155,290,936

Indonesia — 0.4%
Bank Central Asia Tbk PT	9,357,600	20,560,874
Kalbe Farma Tbk PT	30,890,700	3,292,529

		23,853,403

Ireland — 0.5%
Kerry Group PLC, Class A	200,930	28,217,366

Israel — 0.4%
Azrieli Group Ltd.	60,819	3,717,284
Bank Hapoalim BM	541,691	3,551,777
Bank Leumi Le-Israel BM	775,778	4,361,323
Check Point Software Technologies Ltd.(a)(b)	29,883	3,516,631
Mizrahi Tefahot Bank Ltd.	72,617	1,552,555
Nice Ltd.(a)	25,791	6,206,322

		22,905,892

Italy — 0.2%
DiaSorin SpA	52,367	11,062,467
Infrastrutture Wireless Italiane SpA(d)	245,344	3,166,653

		14,229,120

Japan — 11.8%
ABC-Mart Inc.	68,800	3,589,278
Ajinomoto Co. Inc.	268,100	5,606,253
ANA Holdings Inc.(a)	238,700	5,762,908
Asahi Intecc Co. Ltd.	91,000	3,338,048
Canon Inc.	1,234,000	21,934,491
Chugai Pharmaceutical Co. Ltd.	689,400	33,347,721
Daiwa House REIT Investment Corp.	2,333	5,622,469
East Japan Railway Co.	88,400	5,500,256
FUJIFILM Holdings Corp.	217,700	11,743,587
Hamamatsu Photonics KK	292,100	16,443,318
Hankyu Hanshin Holdings Inc.	82,800	2,707,725
Japan Post Bank Co. Ltd.	847,300	6,679,267
Japan Post Holdings Co. Ltd.	3,280,800	24,311,428
Japan Tobacco Inc.	141,700	2,880,882
KDDI Corp.	681,500	19,492,436
Keikyu Corp.	173,600	2,975,049
Keio Corp.	149,000	10,588,252
Keyence Corp.	66,100	33,780,571
Kintetsu Group Holdings Co. Ltd.	210,600	9,351,024
Kirin Holdings Co. Ltd.	139,300	3,037,147
Kyushu Railway Co.	311,600	6,568,178
Lawson Inc.	104,600	4,744,742
LINE Corp.(a)	75,100	3,874,735
McDonald’s Holdings Co. Japan Ltd.	138,600	6,738,931
MEIJI Holdings Co. Ltd.	122,400	8,662,786
Mizuho Financial Group Inc.	1,209,800	15,401,674
MonotaRO Co. Ltd.	100,400	6,133,282
Nagoya Railroad Co. Ltd.	390,400	10,752,614
NEC Corp.	540,500	29,182,594
Nippon Paint Holdings Co. Ltd.	31,300	4,013,244
Nippon Prologis REIT Inc.	4,249	13,344,977

Security	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	1,323,000	$31,274,946
Nissan Motor Co. Ltd.(a)	749,200	3,538,538
Nissin Foods Holdings Co. Ltd.	38,200	3,157,842
Nitori Holdings Co. Ltd.	96,900	20,657,751
Nomura Research Institute Ltd.	170,590	5,766,768
NTT Data Corp.	820,500	10,921,640
Obic Co. Ltd.	109,600	24,668,540
Odakyu Electric Railway Co. Ltd.	159,600	4,844,248
Ono Pharmaceutical Co. Ltd.	145,900	4,621,508
Oracle Corp. Japan	80,000	8,876,528
Oriental Land Co. Ltd.	216,300	36,850,343
Pan Pacific International Holdings Corp.	645,000	15,259,794
Rinnai Corp.	75,500	8,818,892
Secom Co. Ltd.	352,200	35,110,228
Seibu Holdings Inc.	254,500	2,526,085
Seven & i Holdings Co. Ltd.	89,500	2,843,572
Shimamura Co. Ltd.	46,200	4,785,040
Shimano Inc.	13,900	3,297,876
Shionogi & Co. Ltd.	57,229	3,069,593
Softbank Corp.	2,412,500	29,718,113
Suntory Beverage & Food Ltd.	290,600	10,631,877
Sysmex Corp.	121,400	12,725,025
Takeda Pharmaceutical Co. Ltd.	139,300	5,002,911
Tobu Railway Co. Ltd.	394,400	11,838,619
Toho Co. Ltd.	188,100	7,973,167
Toyo Suisan Kaisha Ltd.	184,500	9,076,816
USS Co. Ltd.	165,200	3,460,051
Welcia Holdings Co. Ltd.	189,500	7,623,615
West Japan Railway Co.	221,300	10,110,508
Yamada Holdings Co. Ltd.	1,511,500	7,189,681
Yamazaki Baking Co. Ltd.	241,500	4,011,297

		688,361,279

Kuwait — 0.2%
Mobile Telecommunications Co. KSC	4,465,844	8,483,425
National Bank of Kuwait SAKP	1,076,848	2,957,503

		11,440,928

Malaysia — 0.6%
Hong Leong Bank Bhd	1,381,600	5,826,188
IHH Healthcare Bhd	2,331,700	3,216,533
Malayan Banking Bhd	3,515,300	6,816,610
Maxis Bhd(b)	3,761,200	4,523,780
Petronas Chemicals Group Bhd	1,988,800	3,134,044
Petronas Dagangan Bhd	605,400	3,084,954
Public Bank Bhd	2,064,360	8,816,854

		35,418,963

Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	724,853	20,800,979
Koninklijke KPN NV	2,008,375	6,003,640

		26,804,619

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	220,620	5,569,458
Spark New Zealand Ltd.	2,487,902	7,973,148

		13,542,606

Norway — 0.2%
Telenor ASA	853,507	14,595,176

Peru — 0.0%
Credicorp Ltd.	21,396	3,293,058

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines — 0.2%
BDO Unibank Inc.	3,173,969	$6,819,280
PLDT Inc.	161,805	4,422,042

		11,241,322

Qatar — 0.3%
Qatar Islamic Bank SAQ	628,685	2,823,151
Qatar National Bank QPSC	2,800,918	13,377,970

		16,201,121

Russia — 0.4%
Polymetal International PLC	490,679	10,233,731
Polyus PJSC	64,431	12,232,162

		22,465,893

Saudi Arabia — 1.0%
Alinma Bank(a)	2,049,180	8,818,260
Arab National Bank	540,605	2,940,421
Bank AlBilad	456,965	3,216,519
Bank Al-Jazira	837,776	3,064,653
Jarir Marketing Co.	123,138	5,778,352
Saudi Arabian Fertilizer Co.	362,045	7,915,451
Saudi Basic Industries Corp.	143,152	3,698,456
Saudi Telecom Co.	715,705	20,570,841
Yanbu National Petrochemical Co.	221,495	3,631,937

		59,634,890

Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd.(b)	609,600	4,586,675
Singapore Airlines Ltd.(a)(b)	1,251,400	4,053,949
Singapore Exchange Ltd.	500,400	3,320,561
Singapore Telecommunications Ltd.(b)	12,119,200	21,620,429

		33,581,614

South Korea — 0.2%
Hyundai Marine & Fire Insurance Co. Ltd.	6,596	132,927
S-1 Corp.	3,898	277,586
SK Telecom Co. Ltd.	48,508	10,411,324

		10,821,837

Sweden — 0.3%
Telefonaktiebolaget LM Ericsson, Class B	1,056,170	12,952,358
Telia Co. AB	817,631	3,477,185

		16,429,543

Switzerland — 5.1%
Chocoladefabriken Lindt & Spruengli AG, Registered	211	18,832,210
EMS-Chemie Holding AG, Registered	3,627	3,327,321
Givaudan SA, Registered	3,173	12,982,207
Kuehne + Nagel International AG, Registered	74,264	16,874,080
Nestle SA, Registered	645,142	72,103,687
Novartis AG, Registered	329,568	29,949,806
Partners Group Holding AG	9,171	9,877,085
Roche Holding AG, NVS	257,491	85,057,642
Sonova Holding AG, Registered(a)	36,629	9,107,686
Swiss Prime Site AG, Registered	99,052	8,950,021
Swisscom AG, Registered	54,054	28,660,024

		295,721,769

Taiwan — 4.0%
Advantech Co. Ltd.	802,482	8,643,522
Asustek Computer Inc.	1,474,000	12,876,976
AU Optronics Corp.(a)	14,341,000	6,138,416
Chang Hwa Commercial Bank Ltd.	10,786,481	6,736,229
Chicony Electronics Co. Ltd.	1,242,020	3,721,376
China Development Financial Holding Corp.	26,615,000	8,329,297
China Steel Corp.	10,396,000	8,316,070

Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co. Ltd.	7,975,000	$30,358,302
Compal Electronics Inc.	8,694,000	5,886,999
CTBC Financial Holding Co. Ltd.	4,509,000	3,029,466
E.Sun Financial Holding Co. Ltd.	10,625,490	9,375,706
Far EasTone Telecommunications Co. Ltd.	3,341,000	7,267,503
First Financial Holding Co. Ltd.	21,378,034	15,975,866
Formosa Petrochemical Corp.	953,000	3,025,928
Hua Nan Financial Holdings Co. Ltd.	17,383,074	11,069,302
Inventec Corp.	4,012,000	3,279,698
Lite-On Technology Corp.	4,558,000	7,683,954
Mega Financial Holding Co. Ltd.	22,685,000	22,643,215
Nan Ya Plastics Corp.	1,267,000	2,853,834
Quanta Computer Inc.	4,826,000	13,037,523
Synnex Technology International Corp.	2,766,250	4,318,854
Taishin Financial Holding Co. Ltd.	11,107,084	5,202,336
Taiwan Cooperative Financial Holding Co. Ltd.	19,427,252	13,836,443
Taiwan Mobile Co. Ltd.	3,513,000	11,967,803
WPG Holdings Ltd.	3,325,760	4,976,534

		230,551,152

Thailand — 0.7%
Advanced Info Service PCL, NVDR	847,000	4,914,000
Airports of Thailand PCL, NVDR(b)	6,356,800	13,449,098
Bangkok Dusit Medical Services PCL, NVDR	9,009,500	6,403,446
Bangkok Expressway & Metro PCL, NVDR	15,409,500	4,661,055
BTS Group Holdings PCL, NVDR(b)	13,560,300	4,572,399
Bumrungrad Hospital PCL, NVDR	820,900	3,378,580
Home Product Center PCL, NVDR(b)	9,192,700	4,467,196

		41,845,774

United Arab Emirates — 0.2%
Emirates Telecommunications Group Co. PJSC	2,057,582	9,702,114
First Abu Dhabi Bank PJSC	888,853	3,053,871

		12,755,985

United Kingdom — 0.4%
Admiral Group PLC	111,442	4,250,661
AstraZeneca PLC	40,878	4,259,512
GlaxoSmithKline PLC	784,021	14,339,882

		22,850,055

United States — 52.2%
Accenture PLC, Class A	46,893	11,680,577
Activision Blizzard Inc.	232,149	18,451,202
Allstate Corp. (The)	246,891	25,269,294
Ameren Corp.	78,142	6,077,885
American Electric Power Co. Inc.	224,413	19,050,420
American Tower Corp.	66,904	15,468,205
American Water Works Co. Inc.	116,415	17,855,733
Amgen Inc.	21,265	4,721,681
Amphenol Corp., Class A	122,557	16,031,681
Anthem Inc.	26,957	8,397,645
Aon PLC, Class A	101,020	20,697,988
Arthur J Gallagher & Co.	73,244	8,453,090
AT&T Inc.	762,791	21,930,242
Automatic Data Processing Inc.	115,751	20,126,784
AutoZone Inc.(a)	16,001	18,203,538
Baxter International Inc.	193,266	14,701,745
Berkshire Hathaway Inc., Class B(a)	113,519	25,985,634
Black Knight Inc.(a)	327,416	29,997,854
Booz Allen Hamilton Holding Corp.	158,360	13,744,064
Bristol-Myers Squibb Co.	119,791	7,474,958
Broadridge Financial Solutions Inc.	144,935	21,288,053

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Brown & Brown Inc.	268,020	$12,068,941
Campbell Soup Co.	185,742	9,290,815
Cboe Global Markets Inc.	97,158	8,872,469
CH Robinson Worldwide Inc.	281,115	26,416,377
Chubb Ltd.	19,667	2,907,373
Church & Dwight Co. Inc.	253,568	22,255,663
Cisco Systems Inc.	828,954	35,661,601
Citrix Systems Inc.(b)	239,887	29,726,797
Clorox Co. (The)	163,597	33,203,647
CME Group Inc.	91,484	16,012,445
CMS Energy Corp.	157,558	9,696,119
Cognizant Technology Solutions Corp., Class A	51,895	4,054,556
Colgate-Palmolive Co.	205,099	17,564,678
Comcast Corp., Class A	352,917	17,730,550
Consolidated Edison Inc.	697,445	53,180,181
Cooper Companies Inc. (The)	13,687	4,588,156
Costco Wholesale Corp.	31,689	12,414,800
Crown Castle International Corp.	171,881	28,802,099
Danaher Corp.	89,638	20,135,384
Dollar General Corp.	237,541	51,921,712
Dominion Energy Inc.	402,717	31,609,257
Domino’s Pizza Inc.	9,643	3,785,552
Duke Energy Corp.	476,301	44,134,051
Duke Realty Corp.	262,057	9,973,889
Ecolab Inc.	35,823	7,958,079
Electronic Arts Inc.(a)	229,290	29,291,797
Eli Lilly & Co.	287,943	41,938,898
Erie Indemnity Co., Class A, NVS	20,519	4,629,292
Evergy Inc.	67,863	3,760,289
Eversource Energy	112,494	9,844,350
Extra Space Storage Inc.	154,000	17,360,420
F5 Networks Inc.(a)	45,935	7,478,677
Fidelity National Information Services Inc.	202,043	29,985,202
Fiserv Inc.(a)	258,715	29,798,794
General Mills Inc.	160,678	9,772,436
Genuine Parts Co.	55,420	5,451,665
Gilead Sciences Inc.	885,263	53,708,906
Henry Schein Inc.(a)	54,834	3,526,375
Hershey Co. (The)	237,091	35,063,388
Home Depot Inc. (The)	75,887	21,051,813
Hormel Foods Corp.	618,060	29,160,071
Humana Inc.	19,293	7,727,232
Intel Corp.	65,151	3,150,051
Intercontinental Exchange Inc.	82,029	8,654,880
International Business Machines Corp.	104,669	12,928,715
Intuit Inc.	25,158	8,856,119
Jack Henry & Associates Inc.	159,643	25,680,173
JM Smucker Co. (The)	100,327	11,758,324
Johnson & Johnson	365,783	52,921,484
Juniper Networks Inc.	135,142	2,942,041
Kellogg Co.	352,384	22,520,861
Keysight Technologies Inc.(a)	391,160	46,954,846
Kimberly-Clark Corp.	149,721	20,857,632
Kroger Co. (The)	975,792	32,201,136
L3Harris Technologies Inc.	102,611	19,700,286
Liberty Broadband Corp., Class C, NVS(a)	223,444	35,158,913
Lockheed Martin Corp.	43,351	15,823,115
Marsh & McLennan Companies Inc.	260,688	29,885,272
Masimo Corp.(a)	18,234	4,640,371
Mastercard Inc., Class A	50,660	17,047,597

Security	Shares	Value

United States (continued)
McCormick & Co. Inc./MD, NVS	147,652	$27,607,971
McDonald’s Corp.	285,910	62,168,270
Medtronic PLC	246,100	27,981,570
Merck & Co. Inc.	822,195	66,096,256
Microsoft Corp.	46,457	9,945,050
Mondelez International Inc., Class A	108,544	6,235,853
Motorola Solutions Inc.	252,690	43,343,916
Newmont Corp.	1,189,902	69,990,036
NextEra Energy Inc.	886,255	65,219,505
Oracle Corp.	102,458	5,913,876
O’Reilly Automotive Inc.(a)	30,048	13,294,437
Palo Alto Networks Inc.(a)	20,789	6,110,303
Paychex Inc.	447,908	41,722,630
PepsiCo Inc.	426,960	61,580,441
Pfizer Inc.	538,565	20,632,425
Procter & Gamble Co. (The)	320,247	44,472,701
Progressive Corp. (The)	203,890	17,760,858
Public Storage	169,915	38,139,121
Regeneron Pharmaceuticals Inc.(a)	130,413	67,297,020
RenaissanceRe Holdings Ltd.	106,087	17,466,164
Republic Services Inc.	464,598	44,935,919
Seagen Inc.(a)	31,334	5,336,494
Southern Co. (The)	749,425	44,853,086
Starbucks Corp.	302,520	29,653,010
Stryker Corp.	26,754	6,244,384
Take-Two Interactive Software Inc.(a)	83,836	15,133,236
Target Corp.	82,954	14,892,732
Tiffany & Co.	227,945	29,970,209
TJX Companies Inc. (The)	322,631	20,490,295
T-Mobile U.S. Inc.(a)	213,672	28,405,556
Travelers Companies Inc. (The)	79,431	10,298,229
Tyler Technologies Inc.(a)(b)	83,965	35,903,434
UnitedHealth Group Inc.	36,771	12,367,558
VeriSign Inc.(a)	47,044	9,442,672
Verizon Communications Inc.	1,448,151	87,482,802
Vertex Pharmaceuticals Inc.(a)	201,357	45,859,057
Visa Inc., Class A(b)	285,510	60,057,028
Walmart Inc.	402,901	61,559,244
Walt Disney Co. (The)	65,003	9,621,094
Waste Management Inc.	575,095	68,511,067
WEC Energy Group Inc.	492,390	46,752,430
Western Union Co. (The)	856,967	19,333,175
Xcel Energy Inc.	686,797	46,262,646
Zoom Video Communications Inc., Class A(a)	12,509	5,983,805

		3,043,132,450

Total Common Stocks — 99.9% (Cost: $4,964,771,089)		5,820,108,216

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(a)	1	0	(e)

Total Warrants — 0.0% (Cost: $0)		0	(e)

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(f)(g)(h)	92,428,680	$92,484,137
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	47,870,000	47,870,000

		140,354,137

Total Short-Term Investments — 2.4% (Cost: $140,264,811)		140,354,137

Total Investments in Securities — 102.3% (Cost: $5,105,035,900)		5,960,462,353

Other Assets, Less Liabilities — (2.3)%		(136,242,856)

Net Assets — 100.0%		$5,824,219,497

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,527,162	$—		$(13,003,761	)(a)	$(5,789)	$(33,475)	$92,484,137	92,428,680	$85,032	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,570,000	34,300,000	(a)	—		—	—	47,870,000	47,870,000	2,745		—

						$(5,789)	$(33,475)	$140,354,137		$87,777		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	16	03/31/21	$3,534	$896
MSCI EAFE Index	72	12/18/20	7,319	(48,749)
MSCI Emerging Markets E-Mini Index	58	12/18/20	3,487	(27,924)
S&P 500 E-Mini Index	78	12/18/20	14,130	91,887

				$16,110

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

5

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Min Vol Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1		Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,820,108,213		$—	$3	$5,820,108,216
Warrants	0	(a)	—	—	0	(a)
Money Market Funds	140,354,137		—	—	140,354,137

	$5,960,462,350		$—	$3	$5,960,462,353

Derivative financial instruments(b)
Assets
Futures Contracts	$92,783		$—	$—	$92,783
Liabilities
Futures Contracts	(76,673)		—	—	(76,673)

	$16,110		$—	$—	$16,110

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

6